Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Integrated Large Cap Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,426		$ 10,339	$ 12,540	$ 15,907	$ 15,806	$ 20,525	$ 27,237	$ 21,985	$ 26,494	$ 34,925	$ 41,666
Columbia Integrated Large Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,988	13,365	16,999	16,931	22,043	29,324	23,727	28,619	37,798	45,193
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		11,003	13,405	17,073	17,036	22,215	29,587	23,974	28,956	38,291	45,809
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,169	12,974	15,545	15,933	19,518	25,812	22,466	25,926	32,822	38,151
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 11,054	$ 13,355	$ 16,992	$ 17,718	$ 25,574	$ 32,869	$ 26,605	$ 32,441	$ 42,418	$ 51,995